13FCONP 4/6/06

NON-PUBLIC

[redacted]

05077023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT DENIED

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECD S.E.C.
AUG 15 2005
1086

Institutional Investment Manager Filing this Report:

Name: Jane Street Holding, LLC
Address: 111 Broadway, Suite 2102
New York, New York
10006

Form 13F File Number: 28-11420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Barry Kronemer
Title: General Counsel
Phone: 212-651-6032

PROCESSED
AUG 01 2006
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature] [Signature] | New York, NY [City, State] | [illegible] [Date]

Report Type (Check only one.): * Confidential Treatment requested for included securities *

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-________ ____________________

[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: Ø

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $81,522 (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
___	28-________	________

[Repeat as necessary.]

Confidential Treatment Requested.

Form 13F Information Table

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
									Voting Authority		
Name of Issuer	Title of Class	Cusip	Value (x$1000)	Shrs or Prn Amt	Sh/Prn	Put/Call	Investment Discretion	Other Managers	Sole	Shared	None
* ANGLOGOLD ASHANTI LTD SPONSORED ADR	COM	035128206	11,604	336,826	Sh		Sole	N/A			None
* MANULIFE FINL CORP COM	COM	56501R106	34,396	717,785	Sh		Sole	N/A			None
* RETAIL HOLDRS TR DEP RCPT	COM	76127U101	24,457	255,295	Sh		Sole	N/A			None
ISHARES INC MSCI AUSTRALIA	COM	464286103	11,064	652,383	Sh		Sole	N/A			None

Confidential Treatment Requested